Investment Objectives and Goals - iShares Emerging Markets Bond Active ETF	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iShares Emerging Markets Bond Active ETF Ticker: BREM Stock Exchange: NASDAQ
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of iShares Emerging Markets Bond Active ETF (the “Fund”) is to seek to maximize total return from a combination of income and capital growth.